Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite Lived Intangible Assets [Line Items]
2018	$ 152
2019	129
2020	112
2021	109
2022	109
Thereafter	668
Net Carrying Amount	1,279	$ 1,784
MSRs [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2018	41
2019	41
2020	41
2021	41
2022	41
Thereafter	538
Net Carrying Amount	743	662
Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2018	111
2019	88
2020	71
2021	68
2022	68
Thereafter	130
Net Carrying Amount	$ 536	$ 1,122